Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 755,795	$ 133,283	$ 42,113	$ 68,680
Mortgage loans at fair value	5,215,196	5,446,310	2,517,760	1,842,697
Accounts receivable, net	246,862	163,473	75,430	39,568
Derivative assets	51,053	24,689	17,595	5,778
Mortgage servicing rights, net	1,411,272	731,353	368,117	207,521
Premises and equipment, net	51,548	55,950	48,580	763
Operating lease right-of-use asset, net	109,680	79,485	0
Other assets	66,397	19,551	10,500	7,093
TOTAL ASSETS	7,907,803	6,654,094	3,080,095	2,172,100
LIABILITIES AND MEMBER'S EQUITY
Accounts payable and accrued expenses	462,074	282,995	219,095	149,840
Warehouse lines of credit	4,913,206	5,189,587	2,352,899	1,713,755
Derivative liabilities	41,498	22,409	28,954	10,397
Operating lines of credit	320,300	376,000	160,096	65,000
Equipment note payable	25,925	30,000	0
Operating lease liability	122,439	91,780	0
Total liabilities	5,885,442	5,992,771	2,761,044	1,938,992
Commitments and contingencies (Note H)
Member's equity:
Membership units	0	0	0	0
Additional paid-in capital	24,839	24,839	24,839	24,839
Retained earnings	1,997,522	636,484	294,212	208,269
Total member's equity	2,022,361	661,323	319,051	233,108
TOTAL LIABILITIES AND MEMBER'S EQUITY	$ 7,907,803	$ 6,654,094	$ 3,080,095	$ 2,172,100